UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

STF Tactical Growth & Income ETF
TUGN(Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the STF Tactical Growth & Income ETF for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.sheltoncap.com/tugn/. You can also request this information by contacting us at 972-365-5673.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
STF Tactical Growth & Income ETF	$70	0.65%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ending March 31, 2026, the  STF Tactical Growth ETF (the “Fund”) returned 19.80% (net asset value (“NAV”)) compared to its benchmark index, a blended return of 60% S&P 500 Total Return Index (SPXT) and 40% Bloomberg US Aggregate Bond Index (LBUSTRUU), 12.35%.
The top contributing equity holdings during the reporting period were once again focused on AI and technology growth stories around supply channel. These equities were: Western Digital  Corp., Seagate Technology, Micron Technology, Intel Corp, Advanced Micro Devices which all outpaced NVIDIA Corp.  Conversely, the largest detractors were Atlassian  Corp., Strategy Inc, CoStar Group Inc, Adobe Inc, and PayPal Holdings Inc. The Fund continues to hold these securities as they are reflective of the growth equity profile. The rotational aspect of these names supports a consistent growth profile while offering diversification.
The fund invests in publicly listed equities which exhibit a growth profile, which has enjoyed multiple calendar years of +20% returns since inception. The equity growth profile has been the beneficiary of two dominate themes in global markets: US economic exceptionalism and tech/AI trade dominance. In 2025, just under half of the index’s total gains came from Nvidia and Broadcom, who also happened to have the highest annual returns of any full-time component. Q1 2026, much like Q1 2025, saw a sharp reversal of those trends. This year was the conflict in Iran whereas in 2025 it was uncertainty around US tariff threats. The selloffs in US stocks once again rattled markets despite US listed equities, once again, leading stock gains globally.
TUGN has been fully allocated to growth stocks over the past year as technical analysis has shown levels remained above long-term moving averages.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
STF Tactical Growth & Income ETF	PAGE 1	TSR-AR-53656F169

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/18/2022)
STF Tactical Growth & Income ETF NAV	19.80	10.15
S&P 500 TR	17.80	15.75
Bloomberg US Aggregate Bond Index	4.35	2.58
60% S&P 500 /40% Bloomberg US Aggregate Blend	12.35	10.50
Cboe S&P 500 BuyWrite Monthly Index	11.35	9.15
Visit https://www.sheltoncap.com/tugn/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$60,852,505
Number of Holdings	101
Net Advisory Fee	$414,112
Portfolio Turnover	15%
30-Day SEC Yield	0.05%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	7.4%
Alphabet, Inc.	6.4%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc.	3.6%
Tesla, Inc.	3.5%
Walmart, Inc.	3.4%
Broadcom, Inc.	3.1%
Costco Wholesale Corp.	2.6%

Top Sectors	(%)
Manufacturing	51.0%
Information	21.0%
Retail Trade	11.9%
Professional, Scientific, and Technical Services	9.3%
Administrative and Support and Waste Management and Remediation Services	1.8%
Utilities	1.5%
Accommodation and Food Services	1.1%
Transportation and Warehousing	0.7%
Wholesale Trade	0.5%
Cash & Other	1.2%
Security Type Breakdown (%)
STF Tactical Growth & Income ETF	PAGE 2	TSR-AR-53656F169

Changes to Fund’s Investment Adviser:
Shelton Capital Management became the investment advisor of STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) on March 30, 2026.
MANAGED DISTRIBUTIONS
TUGN seeks to distribute 1% of its net asset value (NAV) on a monthly basis. As a result of these monthly distributions, a portion may be classified as return of capital at fiscal year end.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.sheltoncap.com/tugn/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shelton Capital Management documents not be householded, please contact Shelton Capital Management at 972-365-5673, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shelton Capital Management or your financial intermediary.
STF Tactical Growth & Income ETF	PAGE 3	TSR-AR-53656F169

STF Tactical Growth ETF
TUG (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the STF Tactical Growth ETF for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.sheltoncap.com/tug/. You can also request this information by contacting us at 972-365-5673.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
STF Tactical Growth ETF	$71	0.65%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ending March 31, 2026, the  STF Tactical Growth ETF (the “Fund”) returned 22.24% (net asset value (“NAV”)) compared to its benchmark index, a blended return of 60% S&P 500 Total Return Index (SPXT) and 40% Bloomberg US Aggregate Bond Index (LBUSTRUU), 12.35%.
The top contributing equity holdings during the reporting period were once again focused on AI and technology growth stories around supply channel. These equities were: Western Digital Corp., Seagate Technology, Micron Technology, Intel Corp, and Advanced Micro Devices which all outpaced NVIDIA Corp. Conversely, the largest detractors were Atlassian Corp., Strategy Inc, CoStar Group Inc, Adobe Inc, and PayPal Holdings Inc. The Fund continues to hold these securities as they are reflective of the growth equity profile. The rotational aspect of these names supports a consistent growth profile while offering diversification.
The fund invests in publicly listed equities which exhibit a growth profile, which has enjoyed multiple calendar years of +20% returns since inception. The equity growth profile has been the beneficiary of two dominate themes in global markets: US economic exceptionalism and tech/AI trade dominance. In 2025, just under half of the index’s total gains came from Nvidia and Broadcom, who also happened to have the highest annual returns of any full-time component. Q1 2026, much like Q1 2025, saw a sharp reversal of those trends. This year was the conflict in Iran whereas in 2025 it was uncertainty around US tariff threats. The selloffs in US stocks once again rattled markets despite US listed equities, once again, leading stock gains globally.
TUG has been fully allocated to growth stocks over the past year as technical analysis has shown levels remained above long-term moving averages.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
STF Tactical Growth ETF	PAGE 1	TSR-AR-53656F151

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/18/2022)
STF Tactical Growth ETF NAV	22.24	13.33
S&P 500 TR	17.80	15.75
Bloomberg US Aggregate Bond Index	4.35	2.58
60% S&P 500 /40% Bloomberg US Aggregate Blend	12.35	10.50
Visit https://www.sheltoncap.com/tug/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$29,774,718
Number of Holdings	101
Net Advisory Fee	$784,930
Portfolio Turnover	4%
30-Day SEC Yield	-0.01%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	8.8%
Apple, Inc.	8.1%
Alphabet, Inc.	6.9%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.7%
Walmart, Inc.	3.4%
Broadcom, Inc.	3.1%
Tesla, Inc.	3.1%
Meta Platforms, Inc.	2.7%
Netflix, Inc.	2.4%

Top Sectors	(%)
Manufacturing	50.4%
Information	20.0%
Retail Trade	12.3%
Professional, Scientific, and Technical Services	9.9%
Administrative and Support and Waste Management and Remediation Services	1.8%
Utilities	1.6%
Accommodation and Food Services	0.9%
Transportation and Warehousing	0.7%
Wholesale Trade	0.5%
Cash & Other	1.9%
Security Type Breakdown (%)
Changes to Fund’s Investment Adviser:
Shelton Capital Management became the investment advisor of STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) on March 30, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.sheltoncap.com/tug/.
STF Tactical Growth ETF	PAGE 2	TSR-AR-53656F151

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shelton Capital Management documents not be householded, please contact Shelton Capital Management at 972-365-5673, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shelton Capital Management or your financial intermediary.
STF Tactical Growth ETF	PAGE 3	TSR-AR-53656F151

(b)   Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2026	FYE 3/31/2025
(a) Audit Fees	$32,200	$32,200
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$7,500	$6,850
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

STF Tactical Growth & Income ETF
STF Tactical Growth ETF
Annual Financial Statements & Additional Information
March 31, 2026

STF Tactical Growth & Income ETF
Schedule of Investments
March 31, 2026

	Shares	Value
COMMON STOCKS - 99.5%
Accommodation and Food Services - 1.1%
Marriott International, Inc. - Class A	933	$305,157
Starbucks Corp.	3,870	346,713
		651,870
Administrative, Support, Waste Management, and Remediation Services - 1.8%
Baker Hughes Co.	3,594	219,414
Booking Holdings, Inc.	116	488,397
PayPal Holdings, Inc.	3,393	153,465
PDD Holdings, Inc. - ADR(a)	2,425	247,787
		1,109,063
Information - 21.0%
Adobe, Inc.(a)	1,520	369,482
Airbnb, Inc. - Class A(a)	1,439	181,717
Autodesk, Inc.(a)	748	179,071
Automatic Data Processing, Inc.	1,427	289,938
Cadence Design Systems, Inc.(a)	988	274,536
Charter Communications, Inc. - Class A(a)	474	102,327
Comcast Corp. - Class A	13,055	374,809
CoStar Group, Inc.(a)	1,535	61,922
Crowdstrike Holdings, Inc. - Class A(a)	907	354,102
Datadog, Inc. - Class A(a)	1,144	135,049
Electronic Arts, Inc.	850	173,290
Intuit, Inc.	1,006	434,974
Meta Platforms, Inc. - Class A	3,854	2,204,989
Microsoft Corp.	8,940	3,309,320
Netflix, Inc.(a)	11,794	1,133,993
Palantir Technologies, Inc. - Class A(a)	6,759	988,707
Shopify, Inc. - Class A(a)	4,375	518,962
Strategy, Inc. - Class A(a)	968	120,806
Synopsys, Inc.(a)	672	266,435
Thomson Reuters Corp.	1,531	137,759
T-Mobile US, Inc.	4,071	855,032
Verisk Analytics, Inc.	496	94,116
Warner Bros Discovery, Inc.(a)	8,357	229,483
		12,790,819
Management of Companies and Enterprises - 0.4%
ARM Holdings PLC - ADR(a)	476	72,009
Ferrovial SE	2,723	177,131
		249,140
Manufacturing - 51.0%(b)
Advanced Micro Devices, Inc.(a)	5,879	1,195,965
Alnylam Pharmaceuticals, Inc.(a)	488	161,465
Amgen, Inc.	1,857	653,385
Analog Devices, Inc.	1,729	550,064
Apple, Inc.	17,722	4,497,666
Applied Materials, Inc.	2,883	985,381
ASML Holding NV	310	409,457
Axon Enterprise, Inc.(a)	288	122,311
Broadcom, Inc.	6,174	1,910,915

	Shares	Value
Cintas Corp.	1,455	$246,099
Cisco Systems, Inc.	13,977	1,084,475
Coca-Cola Europacific Partners PLC	1,539	139,541
Dexcom, Inc.(a)	1,384	86,915
Fortinet, Inc.(a)	2,702	220,807
GE HealthCare Technologies, Inc.	1,636	116,451
Gilead Sciences, Inc.	4,243	591,347
Honeywell International, Inc.	2,200	497,266
Insmed, Inc.(a)	791	129,344
Intel Corp.(a)	17,278	762,478
Intuitive Surgical, Inc.(a)	1,273	586,840
Keurig Dr Pepper, Inc.	4,415	116,247
KLA Corp.	476	700,867
Kraft Heinz Co.	4,111	92,456
Lam Research Corp.	4,491	959,547
Linde PLC	1,648	817,013
Microchip Technology, Inc.	1,928	124,568
Micron Technology, Inc.	4,052	1,368,928
Mondelez International, Inc. - Class A	4,416	254,538
Monolithic Power Systems, Inc.	180	196,803
Monster Beverage Corp.(a)	3,337	241,799
NVIDIA Corp.	29,697	5,179,157
NXP Semiconductors NV	914	179,930
PACCAR, Inc.	1,802	208,131
Palo Alto Networks, Inc.(a)	2,438	390,860
PepsiCo, Inc.	4,947	768,220
QUALCOMM, Inc.	3,837	494,129
Regeneron Pharmaceuticals, Inc.	362	279,696
Roper Technologies, Inc.	380	134,467
Tesla, Inc.(a)	5,805	2,158,009
Texas Instruments, Inc.	3,280	636,779
Vertex Pharmaceuticals, Inc.(a)	916	409,031
Western Digital Corp.	1,264	341,899
		31,001,246
Mining, Quarrying, and Oil and Gas Extraction - 0.3%
Diamondback Energy, Inc.	1,045	206,690
Professional, Scientific, and Technical Services - 9.3%
Alphabet, Inc. - Class A	7,000	2,012,920
Alphabet, Inc. - Class C	6,470	1,855,984
AppLovin Corp. - Class A(a)	1,117	444,566
Atlassian Corp. - Class A(a)	547	37,333
Cognizant Technology Solutions Corp. - Class A	1,751	107,424
IDEXX Laboratories, Inc.(a)	278	156,205
Marvell Technology, Inc.	3,125	309,531
Paychex, Inc.	1,232	113,492
Seagate Technology Holdings PLC	792	310,274
Take-Two Interactive Software, Inc.(a)	645	127,388
Workday, Inc. - Class A(a)	745	96,790
Zscaler, Inc.(a)	571	80,106
		5,652,013

The accompanying notes are an integral part of these financial statements.

1

STF Tactical Growth & Income ETF
Schedule of Investments
March 31, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail Trade - 11.9%
Amazon.com, Inc.(a)	12,241	$2,549,433
Costco Wholesale Corp.	1,603	1,597,277
DoorDash, Inc. - Class A(a)	1,437	215,765
MercadoLibre, Inc.(a)	186	321,598
O’Reilly Automotive, Inc.(a)	2,867	264,653
Ross Stores, Inc.	1,103	238,943
Walmart, Inc.	16,700	2,075,476
		7,263,145
Transportation and Warehousing - 0.7%
CSX Corp.	6,333	259,970
Old Dominion Freight Line, Inc.	760	148,504
		408,474
Utilities - 1.5%
American Electric Power Co., Inc.	1,828	239,614
Constellation Energy Corp.	1,134	316,670
Exelon Corp.	3,453	169,266
Xcel Energy, Inc.	2,112	167,777
		893,327
Wholesale Trade - 0.5%
Copart, Inc.(a)	3,366	111,751
Fastenal Co.	4,153	192,699
		304,450
TOTAL COMMON STOCKS (Cost $56,412,614)		60,530,237
TOTAL INVESTMENTS - 99.5% (Cost $56,412,614)		$60,530,237
Other Assets in Excess of Liabilities - 0.5%		322,268
TOTAL NET ASSETS - 100.0%		$60,852,505

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 60,530,237	$—	$—	$60,530,237
Total Investments	$60,530,237	$—	$—	$60,530,237

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

STF Tactical Growth ETF
Schedule of Investments
March 31, 2026

	Shares	Value
COMMON STOCKS - 98.8%
Accommodation and Food Services - 0.9%
Marriott International, Inc. - Class A	559	$182,832
Starbucks Corp.	865	77,495
		260,327
Administrative, Support, Waste Management, and Remediation Services - 1.8%
Baker Hughes Co.	1,806	110,256
Booking Holdings, Inc.	64	269,461
PayPal Holdings, Inc.	1,785	80,736
PDD Holdings, Inc. - ADR(a)	741	75,715
		536,168
Information - 20.0%
Adobe, Inc.(a)	327	79,487
Airbnb, Inc. - Class A(a)	843	106,454
Autodesk, Inc.(a)	494	118,264
Automatic Data Processing, Inc.	690	140,194
Cadence Design Systems, Inc.(a)	599	166,444
Charter Communications, Inc. - Class A(a)	302	65,196
Comcast Corp. - Class A	480	13,781
CoStar Group, Inc.(a)	573	23,115
Crowdstrike Holdings, Inc. - Class A(a)	466	181,931
Datadog, Inc. - Class A(a)	572	67,525
Electronic Arts, Inc.	511	104,178
Intuit, Inc.	193	83,449
Meta Platforms, Inc. - Class A	1,408	805,559
Microsoft Corp.	4,756	1,760,529
Netflix, Inc.(a)	7,390	710,548
Palantir Technologies, Inc. - Class A(a)	3,808	557,034
Shopify, Inc. - Class A(a)	2,012	238,663
Strategy, Inc. - Class A(a)	339	42,307
Synopsys, Inc.(a)	364	144,319
Thomson Reuters Corp.	258	23,215
T-Mobile US, Inc.	1,716	360,411
Verisk Analytics, Inc.	288	54,648
Warner Bros Discovery, Inc.(a)	4,394	120,659
		5,967,910
Management of Companies and Enterprises - 0.4%
ARM Holdings PLC - ADR(a)	305	46,140
Ferrovial SE	1,255	81,638
		127,778
Manufacturing - 50.4%(b)
Advanced Micro Devices, Inc.(a)	2,849	579,572
Alnylam Pharmaceuticals, Inc.(a)	220	72,791
Amgen, Inc.	769	270,573
Analog Devices, Inc.	912	290,144
Apple, Inc.	9,499	2,410,751
Applied Materials, Inc.	1,472	503,115
ASML Holding NV	197	260,203
Axon Enterprise, Inc.(a)	174	73,896
Broadcom, Inc.	3,008	931,006

	Shares	Value
Cintas Corp.	576	$97,425
Cisco Systems, Inc.	7,184	557,407
Coca-Cola Europacific Partners PLC	811	73,533
Dexcom, Inc.(a)	348	21,854
Fortinet, Inc.(a)	1,128	92,180
GE HealthCare Technologies, Inc.	617	43,918
Gilead Sciences, Inc.	2,330	324,732
Honeywell International, Inc.	1,092	246,825
Insmed, Inc.(a)	367	60,012
Intel Corp.(a)	3,446	152,072
Intuitive Surgical, Inc.(a)	516	237,871
Keurig Dr Pepper, Inc.	1,890	49,764
KLA Corp.	304	447,613
Kraft Heinz Co.	1,740	39,133
Lam Research Corp.	2,409	514,707
Linde PLC	735	364,384
Microchip Technology, Inc.	396	25,586
Micron Technology, Inc.	2,066	697,977
Mondelez International, Inc. - Class A	1,896	109,285
Monolithic Power Systems, Inc.	90	98,401
Monster Beverage Corp.(a)	1,794	129,993
NVIDIA Corp.	15,049	2,624,546
NXP Semiconductors NV	352	69,295
PACCAR, Inc.	745	86,047
Palo Alto Networks, Inc.(a)	1,218	195,270
PepsiCo, Inc.	1,958	304,058
QUALCOMM, Inc.	1,875	241,462
Regeneron Pharmaceuticals, Inc.	130	100,443
Roper Technologies, Inc.	155	54,848
Tesla, Inc.(a)	2,465	916,364
Texas Instruments, Inc.	1,346	261,312
Vertex Pharmaceuticals, Inc.(a)	468	208,981
Western Digital Corp.	585	158,237
		14,997,586
Mining, Quarrying, and Oil and Gas Extraction - 0.3%
Diamondback Energy, Inc.	459	90,786
Professional, Scientific, and Technical Services - 9.9%
Alphabet, Inc. - Class A	3,699	1,063,685
Alphabet, Inc. - Class C	3,433	984,790
AppLovin Corp. - Class A(a)	516	205,368
Atlassian Corp. - Class A(a)	289	19,724
Cognizant Technology Solutions Corp. - Class A	736	45,154
IDEXX Laboratories, Inc.(a)	225	126,425
Marvell Technology, Inc.	1,505	149,070
Paychex, Inc.	526	48,455
Seagate Technology Holdings PLC	370	144,951
Take-Two Interactive Software, Inc.(a)	383	75,643
Workday, Inc. - Class A(a)	416	54,047
Zscaler, Inc.(a)	301	42,227
		2,959,539

The accompanying notes are an integral part of these financial statements.

3

STF Tactical Growth ETF
Schedule of Investments
March 31, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail Trade - 12.3%
Amazon.com, Inc.(a)	6,704	$1,396,242
Costco Wholesale Corp.	700	697,501
DoorDash, Inc. - Class A(a)	772	115,916
MercadoLibre, Inc.(a)	88	152,154
O’Reilly Automotive, Inc.(a)	1,638	151,204
Ross Stores, Inc.	676	146,442
Walmart, Inc.	8,088	1,005,176
		3,664,635
Transportation and Warehousing - 0.7%
CSX Corp.	3,505	143,880
Old Dominion Freight Line, Inc.	299	58,425
		202,305
Utilities - 1.6%
American Electric Power Co., Inc.	962	126,099
Constellation Energy Corp.	578	161,406
Exelon Corp.	1,826	89,511
Xcel Energy, Inc.	1,112	88,337
		465,353
Wholesale Trade - 0.5%
Copart, Inc.(a)	1,309	43,459
Fastenal Co.	2,065	95,816
		139,275
TOTAL COMMON STOCKS (Cost $25,066,754)		29,411,662
TOTAL INVESTMENTS - 98.8% (Cost $25,066,754)		$29,411,662
Other Assets in Excess of Liabilities - 1.2%		363,056
TOTAL NET ASSETS - 100.0%		$29,774,718

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,411,662	$—	$—	$29,411,662
Total Investments	$29,411,662	$—	$—	$29,411,662

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

STF ETFs
Statements of Assets and Liabilities
March 31, 2026

	STF Tactical Growth & Income ETF	STF Tactical Growth ETF
ASSETS:
Investments, at value	$60,530,237	$29,411,662
Cash	343,264	373,252
Dividends receivable	15,216	7,119
Total assets	60,888,717	29,792,033
LIABILITIES:
Payable to Adviser	36,212	17,315
Total liabilities	36,212	17,315
NET ASSETS	$ 60,852,505	$29,774,718
NET ASSETS CONSISTS OF:
Paid-in capital	$59,332,050	$27,642,350
Total distributable earnings	1,520,455	2,132,368
Total net assets	$ 60,852,505	$29,774,718
Net assets	$60,852,505	$29,774,718
Shares issued and outstanding(a)	2,650,000	800,000
Net asset value per share	$22.96	$37.22
COST:
Investments, at cost	$56,412,614	$25,066,754

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

STF ETFs
Statements of Operations
For the Year Ended March 31, 2026

	STF Tactical Growth & Income ETF	STF Tactical Growth ETF
INVESTMENT INCOME:
Dividend income	$439,165	$842,249
Less: issuance fees	(78)	(184)
Less: dividend withholding taxes	(1,321)	(2,323)
Total investment income	437,766	839,742
EXPENSES:
Investment advisory fee	414,112	784,930
Tax expense	370	370
Total expenses	414,482	785,300
NET INVESTMENT INCOME	23,284	54,442
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	11,206,721	68,165,233
Written options expired or closed	(1,717,476)	—
Net realized gain	9,489,245	68,165,233
Net change in unrealized appreciation (depreciation) on:
Investments	452,447	(23,136,267)
Net change in unrealized appreciation (depreciation)	452,447	(23,136,267)
Net realized and unrealized gain	9,941,692	45,028,966
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,964,976	$45,083,408

The accompanying notes are an integral part of these financial statements.

6

STF ETFs
Statements of Changes in Net Assets

	STF Tactical Growth & Income ETF		STF Tactical Growth ETF
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income	$23,284	$74,657	$54,442	$358,360
Net realized gain	9,489,245	6,939,974	68,165,233	24,000,102
Net change in unrealized appreciation (depreciation)	452,447	(5,821,199)	(23,136,267)	(19,694,629)
Net increase in net assets from operations	9,964,976	1,193,432	45,083,408	4,663,833
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(23,284)	(74,657)	(703,166)	(9,459,961)
From return of capital	(7,617,681)	(4,860,518)	—	—
Total distributions to shareholders	(7,640,965)	(4,935,175)	(703,166)	(9,459,961)
CAPITAL TRANSACTIONS:
Creations	46,692,195	14,768,745	735,195	11,979,050
Redemptions	(29,205,853)	(15,244,762)	(187,957,215)	(20,216,745)
Net increase (decrease) in net assets from capital transactions	17,486,342	(476,017)	(187,222,020)	(8,237,695)
NET INCREASE (DECREASE) IN NET ASSETS	19,810,353	(4,217,760)	(142,841,778)	(13,033,823)
NET ASSETS:
Beginning of the year	41,042,152	45,259,912	172,616,496	185,650,319
End of the year	$60,852,505	$41,042,152	$29,774,718	$172,616,496
SHARES TRANSACTIONS
Creations	1,900,000	625,000	25,000	350,000
Redemptions	(1,150,000)	(650,000)	(4,800,000)	(600,000)
Total increase (decrease) in shares outstanding	750,000	(25,000)	(4,775,000)	(250,000)

The accompanying notes are an integral part of these financial statements.

7

STF Tactical Growth & Income ETF
Financial Highlights

	Year Ended March 31,			Period Ended March 31, 2023(a)
	2026	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$21.60	$23.51	$20.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.04	0.17	0.34
Net realized and unrealized gain (loss) on investments(c)	4.28	0.90	5.31	(2.59)
Total from investment operations	4.29	0.94	5.48	(2.25)
Net investment income	(0.01)	(0.04)	(0.26)	(0.46)
Return of capital	(2.92)	(2.81)	(2.43)	(1.57)
Total distributions	(2.93)	(2.85)	(2.69)	(2.03)
ETF transaction fees per share(b)	—	—	0.00(d)	0.00(d)
Net asset value, end of period	$22.96	$21.60	$23.51	$20.72
TOTAL RETURN(e)	19.80%	3.68%	28.15%	−8.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,853	$41,042	$45,260	$20,199
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%	—%
Ratio of net investment income to average net assets(f)	0.04%	0.18%	0.74%	1.86%
Portfolio turnover rate(e)(h)	15%	57%	135%	429%

(a)	The Fund commenced operations on May 18, 2022.
(b)	Calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

STF Tactical Growth ETF
Financial Highlights

	Year Ended March 31,			Period Ended March 31, 2023(a)
	2026	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$30.96	$31.87	$24.74	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.06	0.21	0.34
Net realized and unrealized gain (loss) on investments(c)	6.93	0.70	7.13	(0.26)
Total from investment operations	6.95	0.76	7.34	0.08
Net investment income	(0.02)	(0.07)	(0.21)	(0.34)
Net realized gains	(0.67)	(1.60)	—	—
Total distributions	(0.69)	(1.67)	(0.21)	(0.34)
ETF transaction fees per share(b)	—	—	0.00(d)	0.00(d)
Net asset value, end of period	$37.22	$30.96	$31.87	$24.74
TOTAL RETURN(e)	22.24%	1.79%	29.83%	0.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,775	$172,616	$185,650	$128,627
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	0.05%	0.19%	0.77%	1.66%
Portfolio turnover rate(e)(h)	4%	52%	140%	423%

(a)	The Fund commenced operations on May 18, 2022.
(b)	Calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026
1. ORGANIZATION
The STF Tactical Growth & Income ETF (“TUGN”) and STF Tactical Growth ETF (“TUG”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). STF Management LP has entered into an agreement with CCM Partners LP (d/b/a Shelton Capital Management (“Shelton” or the “Adviser”)) related to the management of the Funds, effective March 30, 2026. Accordingly, on March 26, 2026, the Board of Trustees of the Trust, on behalf of the Funds, approved an interim investment advisory agreement between the Trust and Shelton.
TUGN is an actively-managed exchange-traded fund (“ETF”) that seeks long-term growth of capital and current income and TUG is an actively-managed ETF that seeks to achieve long-term growth of capital.
The Funds seek to achieve their investment objective by allocating investments among a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Funds also may utilize a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors but is primarily quantitative in nature. The quantitative factors underlying the TUG model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, the Fund’s portfolio allocations will adjust between the Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

10

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market period and supply and demand factors. The premium is the value of an option at the date of purchase.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated the Adviser as the valuation designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of March 31, 2026 for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

11

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Many U.S. treaty partners require the Internal Revenue Service (IRS) to certify that the person claiming treaty benefits is a resident of the United States for federal tax purposes, the Funds recognize the fee for this service, if applicable, as tax expense on the Statements of Operations. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital and are classified as a reduction of cost of investments.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly for TUG and monthly for TUGN, and distribute their net capital gains, if any, to shareholders at least annually. TUGN seeks to distribute 1% of its NAV on a monthly basis. As a result of these monthly distributions, a portion may be classified as return of capital at fiscal year end. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of March 31, 2026, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of March 31, 2026, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds have recognized no interest or penalties related to uncertain tax benefits in the current fiscal year. At March 31, 2026, the Funds’ fiscal year end, the tax periods from previous three fiscal years remained open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – TUGN may seek to enhance the Fund’s return by utilizing an options spread strategy which typically consists of two components: (i) selling call options on the Nasdaq-100® Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same reference asset(s).
TUGN may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Funds. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of March 31, 2026, the Fund’s derivative instruments are not subject to a master netting arrangement.
Derivative Instruments – The average monthly value outstanding of purchased and written options during the year ended March 31, 2026, were as follows:

STF Tactical Growth & Income ETF
Purchased Options	$356,063
Written Options	(835,092)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended March 31, 2026:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
		Purchased Options*	Written Options	Purchased Options*	Written Options
STF Tactical Growth & Income ETF	Equity Risk Contracts	$81,320	$(1,717,476)	$ —	$ —

*	Included as a component of Investments on the Statements of Operations.

13

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Interim Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, effective on March 30, 2026. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act. Prior to March 30, 2026, the investment adviser to the Funds was STF Management LP.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accountant, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the Exchange is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $500.

14

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid for the period ended March 31, 2026, was as follows:

	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
STF Tactical Growth & Income ETF	$23,284	$ —	$7,617,681
STF Tactical Growth ETF	703,166	—	—

The tax character of distributions paid for the fiscal year ended March 31, 2025, was as follows:

	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
STF Tactical Growth & Income ETF	$74,657	$—	$4,860,518
STF Tactical Growth ETF	7,191,952	2,268,009	—

(1)	Ordinary Income may include short-term capital gains.
At March 31, 2026, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	STF Tactical Growth & Income ETF	STF Tactical Growth ETF
Federal Tax Cost of Investments	$57,147,714	$25,294,092
Gross Tax Unrealized Appreciation	9,060,132	5,802,239
Gross Tax Unrealized Depreciation	(5,677,609)	(1,684,669)
Net Tax Unrealized Appreciation (Depreciation)	3,382,523	4,117,570
Other Accumulated Gain (Loss)	(1,862,068)	(1,985,202)
Total Distributable Earnings/(Accumulated Losses)	$1,520,455	$2,132,368

15

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.
At March 31, 2026, the Funds’ fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses	Late-Year Losses
STF Tactical Growth & Income ETF	$—	$—
STF Tactical Growth ETF	—	1,362

At March 31, 2026, the Fund had the following capital loss carryforwards:

	Capital Loss Carryover Utilized	Indefinite Short- Term Capital Loss Carryover	Indefinite Long- Term Capital Loss Carryover
STF Tactical Growth & Income ETF	$—	$(599,245)	$(1,262,823)
STF Tactical Growth ETF	—	(134,252)	(1,849,588)

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended March 31, 2026, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

	Total Distributable Earnings	Paid-In Capital
STF Tactical Growth & Income ETF	$(10,697,706)	$10,697,706
STF Tactical Growth ETF	(63,033,332)	63,033,332

6. INVESTMENT TRANSACTIONS
During the year ended March 31, 2026, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
STF Tactical Growth & Income ETF	$11,716,464	$(156,880)
STF Tactical Growth ETF	70,917,240	(2,877,676)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended March 31, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
STF Tactical Growth ETF & Income ETF	$9,205,415	$10,132,253	$37,997,315	$28,256,937
STF Tactical Growth ETF	4,687,572	6,004,849	698,826	182,886,408

16

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2026(Continued)
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. OPERATING SEGMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Manager, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
On April 22, 2026, the STF Tactical Growth & Income ETF declared a distribution to shareholders of record on April 23, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Amount
STF Tactical Growth & Income ETF	$0.25	$766,496

On May 20, 2026, the STF Tactical Growth & Income ETF declared a distribution to shareholders of record on May 21, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Amount
STF Tactical Growth & Income ETF	$0.28	$759,000

Management has evaluated the Funds’ related events and transactions that occurred subsequent to March 31, 2026, through the date of issuance of the Funds’ financial statements. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statement.

17

STF ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of STF ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of STF Tactical Growth & Income ETF and STF Tactical Growth ETF (the “Funds”), each a series of Listed Funds Trust, as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from May 18, 2022 (commencement of operations) through March 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period May 18, 2022 through March 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more funds advised by Shelton Capital Management since 2021.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 28, 2026

18

STF ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENTS (Unaudited)
STF Tactical Growth ETF
STF Tactical Growth & Income ETF
At meetings held on February 24, 2026 (the “February Meeting”) and March 4, 2026 (the “March Meeting” and together with the February Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between STF Management LP (“STF”) and the Trust, on behalf of STF Tactical Growth ETF and STF Tactical Growth & Income ETF (each, a “Fund” and together, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by STF.
The Board noted that STF and CCM Partners LP (d/b/a Shelton Capital Management (“Shelton”)) had entered into an agreement related to the management of the Funds (the “Transaction”), which was scheduled to become effective March 30, 2026. The closing of the Transaction would result in the automatic termination of the Agreement. Nonetheless, until the Transaction closed, STF would continue to manage the Funds pursuant to the Agreement, which the Board considered for renewal.
In addition to the written materials provided to the Board in advance of the Meetings, during the March Meeting representatives from STF provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services provided to each Fund by STF, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement, and information conveyed during STF’s oral presentation. The Board also considered the information it received throughout the year about each Fund and STF. The Board considered the approval of the continuation of the Agreement for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, STF. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the March Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by STF to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by STF from the relationship with the applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by STF from the relationship with the applicable Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that STF expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by STF, the Board considered the quality of STF’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her view of STF’s compliance infrastructure,

19

STF ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENTS (Unaudited)(Continued)
as well as the Board’s experience with STF and the investment management services it has provided to each Fund. The Board noted that it had received a copy of STF’s registration on Form ADV, as well as the response of STF to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by STF. The Board also considered STF’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended December 31, 2025 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (each, a “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”).
STF Tactical Growth ETF: The Board noted that, for the one-year, three-year and since inception periods ended December 31, 2025, the Fund outperformed its benchmark, the 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index. The Board also noted that, for the one-year and three-year periods ended December 31, 2025, the Fund outperformed the average of its Peer Group and its Category Peer Group.
STF Tactical Growth & Income ETF: The Board noted that, for the one-year, three-year and since inception periods ended December 31, 2025, the Fund outperformed its benchmark, the 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index. The Board also noted that, for the one-year and three-year periods ended December 31, 2025, the Fund outperformed the average of its Peer Group and Category Peer Group.
Cost of Services Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report. Additionally, at the Board’s request, STF identified the funds it considered to be direct competitors (a “Selected Peer Group”) and provided a comparison of the STF Tactical Growth ETF’s management fee compared with funds in the Selected Peer Group.
The Board took into consideration that STF charges a “unitary fee,” meaning that the Funds pay no expenses except for the fee paid to STF pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that STF is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether STF received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of STF’s profitability with respect to each Fund.
STF Tactical Growth ETF: The Board noted that the management fee for the Fund was lower than the average and median of the Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
STF Tactical Growth & Income ETF: The Board noted that while the management fee for the Fund was higher than the average and median of the Peer Group, it was within the range of funds included in the Peer Group.
The Board accordingly noted that each Fund’s unitary fee is reasonable and competitive with the fees of its respective peer funds.
Economies of Scale. The Board noted that it is not yet evident that any of the Funds have reached the size at which they have begun to realize economies of scale. The Board also determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.

20

STF ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENTS (Unaudited)(Continued)
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of each Fund and its shareholders.

21

STF ETFs
BOARD CONSIDERATION AND APPROVAL OF INTERIM ADVISORY AGREEMENT
At the Meeting, and following the Meeting, the Board of the Trust, including the Independent Trustees, considered an Interim Advisory Agreement between Shelton and the Trust, on behalf of each Fund (the “Interim Advisory Agreement”). As discussed in greater detail below, in preparation for and following the Meeting, the Board requested from, and reviewed responsive information provided by, Shelton. On March 26, 2026, the Board of the Trust, on behalf of the Funds, approved the Interim Advisory Agreement.
The Board was asked to consider the approval of the Interim Advisory Agreement following notification by STF of its intended entry into the Transaction. Under the 1940 Act, the closing of the Transaction would result in the automatic termination of the Agreement between the Trust and STF. Mr. Jonathan Molchan, STF portfolio manager for the Funds, notified the Board that as part of the Transaction, he would take a position with Shelton and continue to serve as portfolio manager of the Funds. Mr. Molchan recommended that the Board consider appointing Shelton as the interim investment adviser to each Fund and approving the proposed Interim Advisory Agreement.
The Board considered that the Interim Advisory Agreement would replace the Agreement until such time as the Funds’ shareholders have an opportunity to consider the approval of a new advisory agreement and that the terms of the Interim Advisory Agreement were identical to those of the Agreement with the exception of certain terms, such as the duration of the Interim Advisory Agreement, that reflect specific 1940 Act requirements applicable to interim advisory agreements. The Board also considered that the Interim Advisory Agreement would enable Mr. Molchan, the Funds’ current portfolio manager, to continue managing the Funds without interruption in his new role with Shelton.
The Board considered that the Interim Advisory Agreement would be effective for the lesser of: (i) the period from March 30, 2026 through the date of approval by shareholders of a new investment advisory agreement; or (ii) 150 days from March 30, 2026.
Pursuant to Section 15 of the 1940 Act, the Interim Advisory Agreement must be approved by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and Shelton is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Interim Advisory Agreement.
In considering the approval of the Interim Advisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Shelton; (ii) the historical performance of each Fund; (iii) the estimated cost of the services to be provided by Shelton and the profits expected to be realized by Shelton from its relationship with the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the proposed advisory fee for each Fund reflects economies of scale shared with Fund shareholders; (vi) any benefits to be derived by Shelton from the relationship with the Funds, including any fall-out benefits enjoyed by Shelton; and (vii) other factors the Board deemed to be relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the approval of the Interim Advisory Agreement.
Prior to and following the Meeting, the Board reviewed written materials provided by Shelton and, during the Meeting, representatives from Shelton presented additional oral and written information to assist the Board with its evaluation of the Interim Advisory Agreement. Among other things, representatives from Shelton provided an overview of the advisory business, including information about investment personnel, financial resources, experience, investment processes, and the firm’s compliance program. The representatives discussed the services to be provided by Shelton and the operational aspects of each Fund. The Board then discussed the materials it had received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Interim Advisory Agreement under the 1940 Act. The Board considered the written materials it received in advance of the Meeting and Shelton’s oral presentation. The Board considered the approval of the Interim Advisory Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, Shelton.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Interim Advisory Agreement, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to each Fund’s investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and

22

STF ETFs
BOARD CONSIDERATION AND APPROVAL OF INTERIM ADVISORY AGREEMENT(Continued)
monitoring the extent to which each Fund will achieve its investment objective as an actively managed fund. The Board considered that the services to be provided under the Interim Advisory Agreement were identical in all material respects to those services provided under the Prior Advisory Agreement.
In considering the nature, extent, and quality of the services to be provided by Shelton, the Board considered the quality of Shelton’s compliance program and a report from the Trust’s Chief Compliance Officer regarding her review of Shelton’s compliance program. The Board noted that it had received a copy of Shelton’s registration on Form ADV, as well as the responses of Shelton to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by Shelton.
Historical Performance. The Board next considered each Fund’s performance. The Board noted that Shelton had not yet commenced serving as the Funds’ investment adviser and therefore did not have a complete performance history to review. The Board recognized, however, that Mr. Molchan, who served as a portfolio manager to each Fund at STF, would continue to manage the Funds’ investments at Shelton and partially considered each Fund’s past performance, arriving at the conclusions noted above.
Cost of Services Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report. Additionally, at the Board’s request, Shelton identified the funds it considered to be each Fund’s most direct competitors (the “Selected Peer Group”) and provided a comparison of the Funds’ management fees compared with funds in the Selected Peer Group.
The Board took into consideration that Shelton will charge a “unitary fee,” meaning that the Funds pay no expenses except for the fee paid to Shelton pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that Shelton will be responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether Shelton will receive any other compensation or fall-out benefits from its relationship with the Funds, taking into account that the estimated profitability analyses provided by STF with respect to each Fund was expected to be the same for Shelton.
STF Tactical Growth ETF: The Board noted that the management fee for the Fund was lower than the average and median of the Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
STF Tactical Growth & Income ETF: The Board noted that while the management fee for the Fund was higher than the average and median of the Peer Group, it was within the range of funds included in the Peer Group.
The Board accordingly noted that each Fund’s unitary fee is reasonable and competitive with the fees of its respective peer funds.
Economies of Scale. The Board expressed the view that Shelton might realize economies of scale in managing each Fund as its assets grow. The Board noted, however, that any economies would, to some degree, be shared with a Fund’s shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Interim Advisory Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Interim Advisory Agreement was in the best interests of each Fund and its shareholders.

23

STF ETFs
ADDITIONAL INFORMATION (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreements.

24

STF ETFs
TAX INFORMATION
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended March 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

STF Tactical Growth & Income ETF	100.00%
STF Tactical Growth ETF	25.06%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2026, was as follows:

STF Tactical Growth & Income ETF	100.00%
STF Tactical Growth ETF	24.15%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended March 31, 2026, was as follows:

STF Tactical Growth & Income ETF	0.00%
STF Tactical Growth ETF	92.05%

25

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	6/4/2026

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	6/4/2026

* Print the name and title of each signing officer under his or her signature